Employee Future Benefits - Summary of Pension and Retiree Welfare Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ 87
Actuarial losses (gains) due to:
Experience	5	$ 3
Demographic assumption changes		7
Economic assumption changes	(835)	(194)
Return on plan assets (excluding interest income)	869	(70)
Ending balance	120	87
Pension defined benefit plans [member] | Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	4,560	4,901
Current service cost	43	44
Past service cost - amendment	(6)
Interest cost	127	115
Plan participants' contributions	0
Actuarial losses (gains) due to:
Experience	5	3
Demographic assumption changes	0	7
Economic assumption changes	(835)	(194)
Benefits paid	(299)	(303)
Impact of changes in foreign exchange rates	199	(13)
Ending balance	3,794	4,560
Pension defined benefit plans [member] | Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	4,510	4,595
Interest cost	127	109
Plan participants' contributions	0
Actuarial losses (gains) due to:
Benefits paid	(299)	(303)
Return on plan assets (excluding interest income)	(869)	70
Impact of changes in foreign exchange rates	205	(13)
Employer contributions	59	61
Administration costs	(11)	(9)
Ending balance	3,722	4,510
Retiree welfare plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(3)
Actuarial losses (gains) due to:
Experience	(13)
Demographic assumption changes		1
Economic assumption changes	(112)	(29)
Return on plan assets (excluding interest income)	91	1
Ending balance	(57)	(3)
Retiree welfare plans [Member] | Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	584	638
Current service cost	0
Past service cost - amendment	0
Interest cost	16	15
Plan participants' contributions	3	3
Actuarial losses (gains) due to:
Experience	(13)
Demographic assumption changes	0	1
Economic assumption changes	(112)	(29)
Benefits paid	(40)	(42)
Impact of changes in foreign exchange rates	28	(2)
Ending balance	466	584
Retiree welfare plans [Member] | Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	587	606
Interest cost	16	14
Plan participants' contributions	3	3
Actuarial losses (gains) due to:
Benefits paid	(40)	(42)
Return on plan assets (excluding interest income)	(91)	(1)
Impact of changes in foreign exchange rates	39	(2)
Employer contributions	11	11
Administration costs	(2)	(2)
Ending balance	$ 523	$ 587